CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,064,714	$ 1,560,012
Other current financial assets	1,763	3,370
Other current non-financial assets	168,597	174,110
Trade and other current receivables	737,381	642,315
Accounts receivable from related companies	6,274	17,526
Current inventories	938,279	1,053,867
Current biological assets	302,710	275,792
Current tax assets	320,730	199,953
Total Current Assets other than assets or disposal groups classified as held for sale	3,540,448	3,926,945
Non-Current Assets or disposal groups classified as held for sale	3,877	4,436
Non-Current Assets or disposal groups classified as held for sale or as held for distribution to owners	3,877	4,436
Total Current Assets	3,544,325	3,931,381
Non-Current Assets
Other non-current financial assets	28,982	9,395
Other non-current non-financial assets	113,214	112,414
Trade and other non-current receivables	16,606	9,456
Investments accounted for using equity method	316,939	293,118
Intangible assets other than goodwill	102,090	106,252
Goodwill	59,567	65,751
Property, plant and equipment	8,325,304	7,648,183
Right of use assets	219,134	284,379
Non-current biological assets	3,296,117	3,393,634
Deferred tax assets	6,041	6,067
Total Non-Current Assets	12,483,994	11,928,649
Total Assets	16,028,319	15,860,030
Current Liabilities
Other current financial liabilities	307,136	460,846
Current lease liabilities	63,640	69,208
Trade and other current payables	626,504	673,057
Accounts payable to related companies	3,739	8,880
Other current provisions	386	1,259
Current tax liabilities	44,672	2,242
Current provisions for employee benefits	6,786	5,965
Other current non-financial liabilities	44,730	40,065
Total Current Liabilities other than assets included in disposal groups classified as held for sale	1,097,593	1,261,522
Total Current Liabilities	1,097,593	1,261,522
Non-Current Liabilities
Other non-current financial liabilities	5,714,728	5,452,194
Non-current lease liabilities	148,115	201,817
Non-current payables		2,230
Other non-current provisions	30,450	31,765
Deferred tax liabilities	1,463,886	1,360,187
Non-current provisions for employee benefits	74,609	69,464
Other non-current non-financial liabilities	83,303	111,436
Total Non-Current Liabilities	7,515,091	7,229,093
Total Liabilities	8,612,684	8,490,615
Equity
Issued capital	603,618	353,618
Retained earnings	7,889,901	7,873,650
Other reserves	(1,108,797)	(892,864)
Equity attributable to parent company	7,384,722	7,334,404
Non-controlling interests	30,913	35,011
Total Equity	7,415,635	7,369,415
Total Equity and Liabilities	$ 16,028,319	$ 15,860,030